1409825

FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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07075109

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

SEC MAIL RECEIVED PROCESSING
AUG 1 1 2007
WASH. D.C. 186 SECTION

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
CONVERTIBLE PREFERRED STOCK PURCHASE AGREEMENT

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☑ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☑ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
ATHLETES' PERFORMANCE, INC.

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
650 ATHLETES' PLACE, TEMPE, AZ 85281	(480) 449-9000
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business
SPORTS PERFORMANCE TRAINING FOR ATHLETES

Type of Business Organization
☑ corporation ☐ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

PROCESSED
AUG 1 6 2007
THOMSON FINANCIAL

Actual or Estimated Date of Incorporation or Organization: Month 06 Year 06 ☑ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) ☐☐

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predictated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☑ Promoter ☑ Beneficial Owner ☑ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
VERSTEGEN, MARK

Business or Residence Address (Number and Street, City, State, Zip Code)
650 S. ATHLETES' PLACE, TEMPE, AZ 85281

Check Box(es) that Apply: ☐ Promoter ☑ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
POLARIS VENTURE PARTNERS V, L.P.

Business or Residence Address (Number and Street, City, State, Zip Code)
1000 WINTER STREET, WALTHAM, MA 02457

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☑ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
ALLARD, WILLIAM

Business or Residence Address (Number and Street, City, State, Zip Code)
600 CORDWAINER DR., NORWELL, MA 02061

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
FLINT, JONATHAN

Business or Residence Address (Number and Street, City, State, Zip Code)
1000 WINTER STREET, WALTHAM, MA 02457

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☑ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
BURNS, DAN

Business or Residence Address (Number and Street, City, State, Zip Code)
600 CORDWAINER DR., NORWELL, MA 02061

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
AL									
AK									
AZ									
AR									
CA									
CO									
CT									
DE									
DC									
FL									
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA		x	Preferred Stock 10000000.41	4	$5,000,000.02	0	$0.00		x
MI									
MN									
MS									

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
MO									
MT									
NE									
NV									
NH									
NJ									
NM									
NY									
NC									
ND									
OH									
OK									
OR									
PA									
RI									
SC									
SD									
TN									
TX									
UT									
VT									
VA									
WA									
WV									
WI									

APPENDIX									
1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
WY									
PR									

END